DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations, Gain (Loss)	$ 0	$ 122	$ 0
Viryanet Australia [Member] | Australia [Member]
Discontinued operations, Location		Australia
Discontinued operations, Proceeds		340
Discontinued operations, Gain (Loss)		250
Viryanet Europe [Member] | United Kingdom [Member]
Discontinued operations, Location		United Kingdom
Discontinued operations, Proceeds		0
Discontinued operations, Gain (Loss)		$ (128)